Virtus AlphaSimplex Global Alternatives Fund (the “Fund”)

a series of Virtus Alternative Solutions Trust

Supplement dated September 16, 2025 to the Summary Prospectus, and the

Virtus Alternative Solutions Trust Statutory Prospectus applicable to the Fund

(collectively, the “Prospectuses”),

each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 16, 2025, Tansu Demirbilek was added as a portfolio manager for the Fund and Robert S. Rickard is no longer a portfolio manager of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Tansu Demirbilek, Senior Research Scientist and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since September 2025.
>	Alexander D. Healy, Ph.D., Chief Investment Officer and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since 2014.
>	Kathryn M. Kaminski, Ph.D., CAIA, Chief Research and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since 2020.
>	Peter A. Lee, CFA, Senior Research Scientist and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since 2010.
>	Philippe P. Lüdi, Ph.D., CFA, Senior Research and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since 2014.

In the Management of the Funds section under “Portfolio Management” on page 25 of the Fund’s statutory prospectus, the row for the Fund in the table is hereby replaced with the following:

Fund	Portfolio Managers
Virtus AlphaSimplex Global Alternatives Fund	Tansu Demirbilek (since September 2025) Alexander D. Healy, Ph.D. (since 2014) Kathryn M. Kaminski, Ph.D., CAIA (since 2020) Peter A. Lee, CFA (since 2010) Philippe P. Lüdi, Ph.D., CFA (since 2014)

The portfolio manager biographies under the referenced table are amended by removing the biography of Robert S. Rickard and by adding the following for Tansu Demirbilek.

Tansu Demirbilek. Mr. Demirbilek joined AlphaSimplex in 2025 and currently services as Senior Research Scientist and portfolio manager. Prior to joining AlphaSimplex, he was a systematic portfolio manager at Brevan Howard from 2022 to 2025, focusing on systematic global macro. Prior thereto, he was at Campbell and Company from 2016 to 2022. Mr. Demirbilek earned a B.Sc. in Electrical Engineering from Orta Doğu Teknik Üniversitesi (Middle East Technical University) and a M.Sc. in Electrical Engineering from Ohio State University. He also earned an M.B.A. from Babson College and a Masters in Finance in Quantitative Finance from the London Business School.

All references to Mr. Rickard are hereby deleted from the Prospectuses.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8079/AlphaSimplex GA Fund PM Changes (9/2025)

Virtus AlphaSimplex Managed Futures Strategy Fund (the “Fund”)

a series of Virtus Alternative Solutions Trust

Supplement dated September 16, 2025 to the Summary Prospectus, and the

Virtus Alternative Solutions Trust Statutory Prospectus applicable to the Fund

(collectively, the “Prospectuses”),

each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 16, 2025, Tansu Demirbilek was added as a portfolio manager for the Fund and John C. Perry and Robert S. Rickard are no longer portfolio managers of the Fund.

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

>	Tansu Demirbilek, Senior Research Scientist and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since September 2025.
>	Alexander D. Healy, Ph.D., Chief Investment Officer and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since 2014.
>	Kathryn M. Kaminski, Ph.D., CAIA, Chief Research and portfolio manager at AlphaSimplex, has served as a co-portfolio manager of the Fund since 2020.
>	Philippe P. Lüdi, Ph.D., CFA, Senior Research Scientist and portfolio manager at AlphaSimplex has served as a co-portfolio manager of the Fund since 2014.

In the Management of the Funds section under “Portfolio Management” on page 25 of the Fund’s statutory prospectus, the row for the Fund in the table is hereby replaced with the following:

Fund	Portfolio Managers
Virtus AlphaSimplex Managed Futures Strategy Fund	Tansu Demirbilek (since September 2025) Alexander D. Healy, Ph.D. (since 2014) Kathryn M. Kaminski, Ph.D., CAIA, (since 2018) Philippe P. Lüdi, Ph.D., CFA, (since 2014)

The portfolio manager biographies under the referenced table are amended by removing the biographies of John C. Perry and Robert S. Rickard and by adding the following for Tansu Demirbilek.

Tansu Demirbilek. Mr. Demirbilek joined AlphaSimplex in 2025 and currently services as Senior Research Scientist and portfolio manager. Prior to joining AlphaSimplex, he was a systematic portfolio manager at Brevan Howard from 2022 to 2025, focusing on systematic global macro. Prior thereto, he was at Campbell and Company from 2016 to 2022. Mr. Demirbilek earned a B.Sc. in Electrical Engineering from Orta Doğu Teknik Üniversitesi (Middle East Technical University) and a M.Sc. in Electrical Engineering from Ohio State University. He also earned an M.B.A. from Babson College and a Masters in Finance in Quantitative Finance from the London Business School.

All references to Messrs. Perry and Rickard are hereby deleted from the Prospectuses.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8079/AlphaSimplex MFS Fund PM Changes (9/2025)

Virtus AlphaSimplex Global Alternatives Fund and

Virtus AlphaSimplex Managed Futures Strategy Fund (the “Funds”)

each a series of Virtus Alternative Solutions Trust

Supplement dated September 16, 2025 to the Virtus Alternative Solutions Trust

Statement of Additional Information (“SAI”) applicable to the Funds,

each dated April 28, 2025, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective September 16, 2025, Tansu Demirbilek was added as a portfolio manager for the Funds; Robert S. Rickard is no longer a portfolio manager of the Virtus AlphaSimplex Global Alternatives Fund; and John C. Perry and Robert S. Rickard are no longer portfolio managers of the Virtus AlphaSimplex Managed Futures Strategy Fund. The disclosure in the table under “Portfolio Managers” on page 71 of the SAI is hereby amended by adding Mr. Demirbilek and deleting Messrs. Perry and Rickard in the rows for the Funds.

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 71 of the SAI is hereby amended by removing the rows for John C. Perry and Robert S. Rickard and by adding a row and an associated footnote for Mr. Demirbilek to reflect the following information:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Tansu Demirbilek (*)	0	N/A	0	N/A	0	N/A
(*)	As of July 31, 2025.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 72 of the SAI is hereby amended by removing the rows for John C. Perry and Robert S. Rickard and by adding a row and an associated footnote for Mr. Demirbilek to reflect the following information:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Tansu Demirbilek (*)	Global Alternatives Fund	None	None
	Managed Futures Strategy Fund	None	None
(*)	As of July 31, 2025. Portfolio Manager of Global Alternatives Fund and Managed Futures Strategy Fund beginning September 16, 2025.

Investors should retain this supplement with the SAI for future reference.

VAST 8079B/AlphaSimplex PM Changes (8/2025)